MEMBERS' EQUITY (DEFICIT) (Table)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of member unit option activities

Member unit option activities for the years ended December 31, 2017 and 2016 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2015	8,274,879	$0.93	8.11	$12,951,384
Granted	2,789,334	2.41
Exercised	(500,000)	(0.10)
Balance Outstanding December 31, 2016	10,564,213	1.36	7.73	$14,637,188
Granted	4,330,000	0.93
Balance Outstanding December 31, 2017	14,894,213	$1.02	7.63	$25,722,685

Exercisable, December 31, 2017	10,877,251	$0.97	7.02	$19,329,789